CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT
The capital of the company consists of the components of equity in the company’s consolidated balance sheet (i.e. common and preferred equity). As at December 31, 2017, the recorded values of these items in the company’s consolidated financial statements totaled $28.2 billion (2016 – $26.5 billion).
The company’s objectives when managing this capital are to maintain an appropriate balance between holding a sufficient amount of capital to support its operations, which includes maintaining investment-grade ratings at the corporate level, and providing shareholders with a prudent amount of leverage to enhance returns. Corporate leverage, which consists of corporate debt as well as subsidiary obligations that are guaranteed by the company or are otherwise considered corporate in nature, totaled $5.7 billion based on carrying values at December 31, 2017 (2016 – $4.5 billion). The company monitors its capital base and leverage primarily in the context of its deconsolidated debt-to-total capitalization ratios. The ratio as at December 31, 2017 was 16% (2016 – 14%).
The consolidated capitalization of the company includes the capital and financial obligations of consolidated entities, including long-term property-specific borrowings, subsidiary borrowings, capital securities as well as common and preferred equity held by other investors in these entities. The capital in these entities is managed at the entity level with oversight by management of the company. The capital is managed with the objective of maintaining investment-grade levels in most circumstances and is, except in limited and carefully managed circumstances, without any recourse to the company. Management of the company also takes into consideration capital requirements of consolidated and non-consolidated entities in which it has interests in when considering the appropriate level of capital and liquidity on a deconsolidated basis.
The company is subject to limited covenants in respect of its corporate debt and is in full compliance with all such covenants as at December 31, 2017 and 2016. The company is also in compliance with all covenants and other capital requirements related to regulatory or contractual obligations of material consequence to the company.